WARRANT LIABILITIES (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 18, 2024 USD ($) item shares	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025	Jun. 30, 2025 Y	Jun. 30, 2025 M	Apr. 28, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 Y	Dec. 31, 2024 M	Nov. 06, 2024 $ / shares	Sep. 18, 2024 $ / shares	Sep. 18, 2024 shares	Sep. 18, 2024	Sep. 18, 2024 Y	Sep. 18, 2024 M	Aug. 26, 2024 $ / shares	Dec. 31, 2022 $ / shares	Jan. 04, 2019 USD ($)
WARRANT LIABILITIES
Total value of underwriter warrants | $					$ 528,400					$ 1,424,932												$ 190,384
Number of investors involved in private placements | item	12
Common share price per share																				$ 28
Common stock par value, per share			$ 0.001	$ 0.001					$ 0.001
Exercise price of warrants			5.4	$ 6.25																	$ 6.25
Share price			$ 2.55																		$ 1.51
Expiry term	3 years 6 months
Proceeds from warrant exercises | $			$ 324,000	$ 232,958
Additional paid-in capital | $			$ 126,180
Adjustment
WARRANT LIABILITIES
Common share price per share																				$ 1.12
Expected Volatility
WARRANT LIABILITIES
Warrants measurement input											35						119.17
Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input																	3.375					4.35
Exercise Price
WARRANT LIABILITIES
Warrants measurement input															5.4
Exercise Price | Adjustment
WARRANT LIABILITIES
Warrants measurement input															0.216
Term
WARRANT LIABILITIES
Warrants measurement input												3.5	42					3.5	42
Series A Warrants
WARRANT LIABILITIES
Total value of underwriter warrants | $					$ 579,001					$ 639,001
Number of shares for each warrant | shares																1
Number of ordinary shares at an exercise price | shares																1
Exercise price of warrants		$ 5.4		$ 0.216											$ 33.75
Share price				$ 0.2
Threshold percentage of trading price																	90.00%
Threshold floor price															5.4
Number of warrants issued | shares	2,722,224			108,889
Number of warrants | shares		60,000
Proceeds from warrant exercises | $		$ 324,000
Warrant liability | $		126,180
Additional paid-in capital | $		$ 126,180
Fair market value		$ 2.1
Series A Warrants | Expected Volatility
WARRANT LIABILITIES
Warrants measurement input						123.46
Series A Warrants | Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input						3.875
Series A Warrants | Exercise Price
WARRANT LIABILITIES
Warrants measurement input			5.4
Series A Warrants | Term
WARRANT LIABILITIES
Warrants measurement input							2.72	32.6
Series B Warrants
WARRANT LIABILITIES
Exercise price of warrants														$ 0.001	0.001
Share price															1.35
Threshold percentage of trading price																	90.00%
Threshold floor price															5.4
Number of warrants issued | shares	2,722,224			108,889
Number of warrants issued after downward adjustments | shares	17,013,901
Private placement
WARRANT LIABILITIES
Units issued during period | shares	108,889
Common share price per share															22.5
Value of units issued during the period | $	$ 2,450,000
Number of shares for each unit | shares																1
Common stock par value, per share															0.025
Private placement | Adjustment
WARRANT LIABILITIES
Units issued during period | shares	2,722,224
Common share price per share															0.9
Private placement | Series A Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares																1
Exercise price of warrants															1.35
Threshold floor price															0.216
Number of warrants issued | shares	108,889
Private placement | Series B Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares																1
Threshold floor price															$ 0.216
Number of warrants issued | shares	680,557